SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2021	$ 53,345
2022	66,097
2023	74,500
2024	64,500
2025	193,500
Thereafter
Total	$ 451,942